Benefit Plans, Allocation of Plan Assets (Details)	Dec. 31, 2019	Dec. 31, 2018
Retirement Plan [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	100.00%	100.00%
Retirement Plan [Member] | Debt Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	33.00%	31.00%
Retirement Plan [Member] | Equity Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	63.00%	62.00%
Retirement Plan [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	4.00%	7.00%
Postretirement Benefits [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	100.00%	100.00%
Postretirement Benefits [Member] | Debt Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	34.00%	29.00%
Postretirement Benefits [Member] | Equity Securities [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	63.00%	62.00%
Postretirement Benefits [Member] | Other [Member]
Major categories of pension and postretirement benefit plan assets [Abstract]
Total asset allocation	3.00%	9.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	25.00%
Pension and Postretirement Plans [Member] | Debt Securities [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	40.00%
Pension and Postretirement Plans [Member] | Equity Securities [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	50.00%
Pension and Postretirement Plans [Member] | Equity Securities [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	70.00%
Pension and Postretirement Plans [Member] | Other [Member] | Minimum [Member]
Assets target allocations [Abstract]
Target allocations range	0.00%
Pension and Postretirement Plans [Member] | Other [Member] | Maximum [Member]
Assets target allocations [Abstract]
Target allocations range	10.00%